Revenue Disaggregation (Tables)	12 Months Ended
Dec. 31, 2024
Revenue Disaggregation
Schedule of revenue disaggregated by geography

	Year Ended
	December 31,
	2024	2023
United States	$6,887	$7,134
Australia	392	526
Europe	687	956
Rest of world	40	62
Total revenue	$8,006	$8,678